Leases - Schedule of Details of Rent Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating lease expense - Minimum rentals:
Operating lease expense - Minimum rentals	$ (169,125)	$ (130,813)	$ (99,723)
Variable lease expense - Contingent rentals based on sales:
Variable lease expense - Contingent rentals based on sales	(47,132)	(36,767)	(39,401)
Total lease expense	(216,257)	(167,580)	(139,124)
General and administrative expenses
Operating lease expense - Minimum rentals:
Operating lease expense - Minimum rentals	(6,746)	(6,590)	(7,062)
Company-operated restaurants | Occupancy and other operating expenses
Operating lease expense - Minimum rentals:
Operating lease expense - Minimum rentals	(117,723)	(94,254)	(69,151)
Variable lease expense - Contingent rentals based on sales:
Variable lease expense - Contingent rentals based on sales	(36,322)	(27,262)	(26,153)
Franchised restaurants | Franchised restaurants - occupancy expenses
Operating lease expense - Minimum rentals:
Operating lease expense - Minimum rentals	(44,656)	(29,969)	(23,510)
Variable lease expense - Contingent rentals based on sales:
Variable lease expense - Contingent rentals based on sales	$ (10,810)	$ (9,505)	$ (13,248)